Leases - Maturities of lease liabilities (Details)	Dec. 31, 2022 USD ($)
Finance lease
Year ending December 31, 2023	$ 0
Year ending December 31, 2024	0
Year ending December 31, 2025	0
Year ending December 31, 2026	0
Total lease payments	0
Less: imputed interest	0
Present value of lease liabilities	0
Operating leases
Year ending December 31, 2023	3,776,934
Year ending December 31, 2024	3,555,049
Year ending December 31, 2025	296,254
Year ending December 31, 2026	0
Total lease payments	7,628,236
Less: imputed interest	(537,267)
Present value of lease liabilities	$ 7,090,969